Segment Reporting (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Long-lived assets		$ 6,777	$ 6,571	$ 7,007
Colombian investment and cooperation agreement charge	135	135
Switzerland [Member]
Segment Reporting Information [Line Items]
Long-lived assets		$ 976	$ 1,000	$ 1,000